Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Information
11. Segment Information
The Company operates and manages its business as a
singl
e
operating and reportable segment for the purpose of assessing performance and making operating decisions. The Company’s chief executive officer
, who is the CODM, reviews the Company’s financial information on an aggregated basis for purposes of evaluating financial performance and allocating resources. The CODM assesses operating performance as compared to planned activities for the operating segment and decides how to allocate resources based on net loss that also is reported on the consolidated statement of operations and comprehensive loss. The Company derives license revenue primarily in the United States from research and development collaborations and manages the business activities on a consolidated basis.
In addition, the CODM is regularly provided the following significant segment financial information to assist in segment performance evaluation, resource allocation, and decision-making (in thousands):

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Research and Development
Clinical research and outside services	$4,879	$3,157	$7,988	$7,993
Compensation and related	774	1,117	1,648	2,305
Other research and development expenses (a)	—	203	—	203
Stock-based compensation expense	—	—	57	13,965

Total research and development expense	$5,653	$4,476	$9,693	24,465

General and Administrative
Compensation and related	$589	$613	1,328	1,509
Consulting and professional services	645	268	2,301	922
Other general and administrative expenses (b)	471	1,029	831	1,926

Total general and administrative expense	$1,705	$1,909	4,460	4,357

(a)
Other research and development expenses include depreciation and amortization expense and a non-cash
research and development expense for the ordinary shares issuable pursuant to the Hutchmed Agreement of $14.0 million for the six months ended June 30, 2024.

(b)	Other general and administrative expenses include depreciation and amortization expense, and certain departmental expenses.
Property and equipment, net as of June 30, 2025, and December 31, 2024 is located in the United States.

13. Segment Information
The Company operates and manages its business as a
singl
e
operating and reportable segment for the purpose of assessing performance and making operating decisions. The Company’s chief executive officer
, who is the CODM, reviews the Company’s financial information on an aggregated basis for purposes of evaluating financial performance and allocating resources. The CODM assesses operating performance as compared to planned activities for the operating segment and decides how to allocate resources based on net loss that also is reported on the consolidated statement of operations and comprehensive loss.
The Company derives license revenue primarily in the United States from research and development collaborations and manages the business activities on a consolidated basis.
In
addition
, the CODM is regularly provided the following significant segment financial information to assist in segment performance evaluation, resource allocation, and decision-making (in thousands):

	For the year ended December 31,
	2024	2023
Research and Development
Clinical research and outside services	$12,666	$15,275
Compensation and related	4,001	6,113
Consulting and professional services	2	—
Other research and development expenses (a)	15,440	538

Total research and development expense	$32,109	$21,926

General and Administrative
Compensation and related	$2,645	2,602
Consulting and professional services	3,152	1,351
Other general and administrative expenses (b)	2,594	4,008

Total general and administrative expense	$8,391	$7,961

(a)
Other research and development expenses include depreciation and amortization expense, losses on sale of property and equipment of $
1.3
 million for the year ended December 31, 2024,
non-cash
research and development expense for issuance of ordinary shares related to the Hutchmed Agreement of $14.0 million for the year ended December 31, 2024, and certain departmental expenses.

(b)	Other general and administrative expenses include depreciation expense, amortization expense, and certain departmental expenses.
The
table
below is a summary of the Company’s geographic information for property and equipment, net (in thousands):

	As of December 31,
	2024	2023
China	$—	$3,321
United States	8	13

Total property and equipment, net	$8	$3,334

IKENA ONCOLOGY INC
Segment Information
11. Segment Information
The Company manages its operations as a
single
segment for the purposes of assessing performance and making operating decisions. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the Company’s chief operating decision maker, or decision-making group (the “CODM”), in deciding how to allocate resources and assess performance. The CODM of the Company is the
Chief Executive Officer
. The CODM assesses performance and allocates resources based on the Company’s consolidated statements of operations and comprehensive loss and the Company’s operations are managed on a consolidated basis to decide where to allocate and invest additional resources within the business.
As a
single
reportable segment entity, the Company’s segment performance measure is net loss. In addition to the significant expense categories included within consolidated net loss presented in the condensed consolidated statements of operations and comprehensive loss, see below for disaggregated amounts that comprise research and development expenses (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Research and development
Direct research and development expenses by program:
IK-930	$313	$3,846	$712	$6,304
IK-595	3,123	2,318	5,574	3,982
IK-175	33	86	41	498
Discovery and other programs	64	802	85	759
Unallocated expense:
Personnel related (including stock-based compensation)	313	2,150	948	5,722
Other research and development cost	179	630	380	2,212

Total research and development expenses	$4,025	$9,832	$7,740	$19,477

Other segment information such as
non-cash
stock-based compensation or depreciation and amortization or interest expense are not provided to the CODM but are included in net loss. Such amounts are detailed in the Company’s condensed consolidated statements of operations and comprehensive loss or in its condensed consolidated statements of cash flows. See the condensed consolidated financial statements for other segment financial information.
Asset information is not regularly provided to the CODM for assessing performance and allocating resources other than consolidated cash, cash equivalents and marketable debt securities, which can be found on the Company’s condensed consolidated balance sheets.
All long-lived assets of the Company are held in the United States.

18. SEGMENT INFORMATION
The Company manages its operations as a
single
segment for the purposes of assessing performance and making operating decisions. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the Company’s chief operating decision maker, or decision-making group (the “CODM”), in deciding how to allocate resources and assess performance. The CODM of the Company is the
Chief Executive Officer
. The CODM assesses performance and allocates resources based on the Company’s consolidated statements of operations and comprehensive loss and the Company’s operations are managed on a consolidated basis to decide where to allocate and invest additional resources within the business.

As a
single
reportable segment entity, the Company’s segment performance measure is net loss. In addition to the significant expense categories included within consolidated net loss presented in the consolidated statements of operations and comprehensive loss, see below for disaggregated amounts that comprise research and development expenses (in thousands):

	Year Ended December 31,
	2024	2023
Research and development
Direct research and development expenses by program:
IK-930	$8,684	$11,608
IK-595	9,682	8,068
IK-175	480	2,677
Discovery and other programs	1,092	10,218
Unallocated expense:
Personnel related (including stock-based compensation)	8,186	19,571
Other research and development cost	2,751	7,510

Total research and development expenses	$30,875	$59,652

Other segment information such as
non-cash
stock-based compensation or depreciation and amortization or interest expense are not provided to the CODM but are included in net loss. Such amounts are detailed in the Company’s consolidated statements of operations and consolidated loss or in its consolidated statements of cash flows. See the consolidated financial statements for other segment financial information regarding.
Asset information is not regularly provided to the CODM for assessing performance and allocating resources other than consolidated cash, cash equivalents and marketable debt securities, which can be found on the Company’s consolidated balance sheets.
All long-lived assets of the Company are held in the United States.